FINANCIAL INSTRUMENTS - Derivatives (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 4,716	$ 6,957
Fair value	$ (60,322)	$ (72,738)
Cash flow hedges | Interest rate caps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	6,163	8,180
Fair value	$ 0	$ 2
Cash flow hedges | Interest rate caps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.70%	2.30%
Cash flow hedges | Interest rate caps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.00%	6.00%
Cash flow hedges | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	2,947	1,731
Fair value		$ (2)
Cash flow hedges | Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.60%	1.60%
Cash flow hedges | Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.70%	2.80%
Cash flow hedges | Interest rate caps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,333	486
Rates	2.50%	2.00%
Fair value	$ 0	$ 0
Cash flow hedges | Interest rate swaps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	67	67
Rates	1.50%	1.50%
Fair value	$ 0	$ 0
Cash flow hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	110	115
Rates	1.30%
Fair value	$ 0	$ 0
Cash flow hedges | Interest rate caps of € EURIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.00%
Cash flow hedges | Interest rate caps of € EURIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.30%
Cash flow hedges | Interest rate swaps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional		56
Rates		4.60%
Fair value		$ 0
Cash flow hedges | Interest rate swaps on forecasted fixed rate debt
Disclosure of detailed information about financial instruments [line items]
Notional		100
Rates	0.00%	4.00%
Fair value	$ (83)	$ (114)
Cash flow hedges | Cross currency swaps of C$ LIBOR Debt
Disclosure of detailed information about financial instruments [line items]
Notional	600
Fair value	$ 1
Cash flow hedges | Cross currency swaps of C$ LIBOR Debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.30%
Cash flow hedges | Cross currency swaps of C$ LIBOR Debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.94%
Cash flow hedges | Cross currency swaps of US$ LIBOR Debt
Disclosure of detailed information about financial instruments [line items]
Notional	613
Fair value	$ 1
Cash flow hedges | Cross currency swaps of US$ LIBOR Debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates		4.12%
Cash flow hedges | Cross currency swaps of US$ LIBOR Debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		4.97%
Cash flow hedges | Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	183	176
Rates	3.00%	3.00%
Fair value	$ 0	$ 0